T. ROWE PRICE U.S. HIGH YIELD FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 77.6%
Automotive 1.0%
Dana, 5.375%, 11/15/27	3,085	3,147
		3,147
Basic Industry 5.2%
Atotech Alpha 2, 8.75%, 6/1/23 (1)(2)	2,975	2,997
Core & Main Holdings, 8.625%, 9/15/24 (1)(2)	1,990	2,060
CVR Partners, 9.25%, 6/15/23 (1)	1,950	2,021
Kaiser Aluminum, 4.625%, 3/1/28 (1)	2,100	2,092
New Enterprise Stone & Lime, 10.125%, 4/1/22 (1)	2,880	3,006
Novelis, 4.75%, 1/30/30 (1)	1,325	1,302
Warrior Met Coal, 8.00%, 11/1/24 (1)	3,255	3,340
		16,818
Capital Goods 5.9%
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	2,930	2,978
Berry Global, 5.625%, 7/15/27 (1)	2,915	3,035
Flex Acquisition, 6.875%, 1/15/25 (1)	3,641	3,541
Granite U. S. Holdings, 11.00%, 10/1/27 (1)	2,945	3,077
Griffon, 5.75%, 3/1/28 (1)	3,280	3,305
Moog, 4.25%, 12/15/27 (1)	3,180	3,236
		19,172
Consumer Goods 3.3%
JBS Investments II, 7.00%, 1/15/26 (1)	3,725	3,976
Mattel, 6.75%, 12/31/25 (1)	2,690	2,825
Sigma Holdco, 7.875%, 5/15/26 (1)	3,910	3,832
		10,633
Energy 10.2%
AmeriGas Partners, 5.50%, 5/20/25	2,244	2,289
CVR Energy, 5.25%, 2/15/25 (1)	1,350	1,266
Ensign Drilling, 9.25%, 4/15/24 (1)	810	717

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hilcorp Energy I, 5.00%, 12/1/24 (1)	3,285	2,595
Northern Oil & Gas, 8.50%, 5/15/23 (2)	3,534	3,534
PDC Energy, 5.75%, 5/15/26	4,150	3,694
Suburban Propane Partners, 5.875%, 3/1/27	790	802
Sunoco, 5.50%, 2/15/26	2,683	2,696
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	3,585	3,433
Targa Resources Partners, 6.50%, 7/15/27	5,975	6,236
Transocean, 8.00%, 2/1/27 (1)	3,415	2,817
Transocean Pontus, 6.125%, 8/1/25 (1)	2,860	2,860
		32,939
Financial Services 2.2%
Advisor Group Holdings, 10.75%, 8/1/27 (1)	3,435	3,555
AG Issuer, 6.25%, 3/1/28 (1)	3,535	3,518
		7,073
Health Care 7.0%
Bausch Health Americas, 9.25%, 4/1/26 (1)	6,590	7,381
Centene, 5.375%, 6/1/26 (1)	5,300	5,578
Horizon Therapeutics USA, 5.50%, 8/1/27 (1)	2,675	2,809
LifePoint Health, 4.375%, 2/15/27 (1)	3,500	3,456
Ortho-Clinical Diagnostics, 6.625%, 5/15/22 (1)	2,723	2,716
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	790	776
		22,716
Insurance 2.4%
Ardonagh Midco 3, 8.625%, 7/15/23 (1)	1,675	1,698
AssuredPartners, 7.00%, 8/15/25 (1)	3,585	3,594
NFP, 8.00%, 7/15/25 (1)	2,525	2,572
		7,864
Leisure 2.9%
Caesars Resort Collection, 5.25%, 10/15/25 (1)	3,200	3,160
Golden Nugget, 8.75%, 10/1/25 (1)	2,875	2,886

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Station Casinos, 4.50%, 2/15/28 (1)	3,495	3,320
		9,366
Media 13.3%
AMC Networks, 4.75%, 8/1/25	3,375	3,358
CCO Holdings, 5.00%, 2/1/28 (1)	3,180	3,307
CCO Holdings, 5.75%, 2/15/26 (1)	1,840	1,911
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	5,292	5,623
Diamond Sports Group, 6.625%, 8/15/27 (1)	5,795	4,694
Gray Television, 7.00%, 5/15/27 (1)	3,315	3,580
iHeartCommunications, 8.375%, 5/1/27	3,305	3,586
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	3,905	4,032
Radiate Holdco, 6.625%, 2/15/25 (1)	5,425	5,439
Terrier Media Buyer, 8.875%, 12/15/27 (1)	3,080	3,057
Ziggo Bond, 6.00%, 1/15/27 (1)	4,162	4,375
		42,962
Real Estate 0.9%
Ryman Hospitality Properties, 4.75%, 10/15/27 (1)	2,855	2,894
		2,894
Retail 5.5%
eG Global Finance, 6.75%, 2/7/25 (1)	4,525	4,463
IRB Holding, 6.75%, 2/15/26 (1)	4,460	4,426
Lithia Motors, 4.625%, 12/15/27 (1)	3,145	3,220
Parkland Fuel, 5.875%, 7/15/27 (1)	2,895	2,974
WW International, 8.625%, 12/1/25 (1)	2,651	2,764
		17,847
Services 6.6%
Allied Universal Holdco, 9.75%, 7/15/27 (1)	1,516	1,616
Capitol Investment Merger Sub 2, 10.00%, 8/1/24 (1)	4,290	4,301
Cloud Crane, 10.125%, 8/1/24 (1)	2,015	2,065
GFL Environmental, 7.00%, 6/1/26 (1)	3,095	3,254
H&E Equipment Services, 5.625%, 9/1/25	3,015	3,124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Herc Holdings, 5.50%, 7/15/27 (1)	3,170	3,281
Stericycle, 5.375%, 7/15/24 (1)	3,496	3,671
		21,312
Technology & Electronics 1.8%
NCR, 5.75%, 9/1/27 (1)	2,249	2,367
Presidio Holdings, 4.875%, 2/1/27 (1)	3,455	3,455
		5,822
Telecommunications 9.4%
CenturyLink, 5.125%, 12/15/26 (1)	1,290	1,301
CenturyLink, 7.50%, 4/1/24	2,450	2,744
Cincinnati Bell, 8.00%, 10/15/25 (1)	2,905	3,112
DKT Finance, 9.375%, 6/17/23 (1)	2,215	2,337
Front Range BidCo, 6.125%, 3/1/28 (1)	555	547
GCI, 6.625%, 6/15/24 (1)	1,855	1,966
GCI, 6.875%, 4/15/25	2,125	2,194
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	6,205	6,515
Level 3 Financing, 4.625%, 9/15/27 (1)	3,215	3,271
Sable International Finance, 5.75%, 9/7/27 (1)	3,295	3,445
Telesat Canada, 4.875%, 6/1/27 (1)	2,785	2,848
		30,280
Total Corporate Bonds (Cost $250,358)		250,845

BANK LOANS 14.1% (3)
Automotive 1.0%
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 4/30/26	3,332	3,245
		3,245
Basic Industry 1.1%
Innophos Holdings, FRN, 1M USD LIBOR + 3.75%, 5.421%,
2/5/27 (4)(5)	3,570	3,534
		3,534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 0.7%
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 6.148%,
12/17/26	2,195	2,177
		2,177
Capital Goods 1.0%
Mauser Packaging Solutions, FRN, 3M USD LIBOR + 3.25%,
5.084%, 4/3/24	3,354	3,197
		3,197
Consumer Goods 1.0%
Coty, FRN, 3M USD LIBOR + 2.25%, 4/7/25 (5)	3,495	3,409
		3,409
Energy 1.0%
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 4.405%,
11/1/26	3,305	3,261
		3,261
Gaming 1.0%
Playtika Holding, FRN, 1M USD LIBOR + 6.00%, 7.603%,
12/10/24	3,440	3,440
		3,440
Health Care 1.6%
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 5.353%,
10/10/25	2,442	1,958
Ortho-Clinical Diagnostics, FRN, 3M USD LIBOR + 3.25%,
4.905%, 6/30/25 (5)	3,354	3,187
		5,145
Insurance 2.0%
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.692%,
4/25/25 (5)	6,395	6,372
		6,372
Metals & Mining 1.1%
Arconic Rolled Products, FRN, 1M USD LIBOR + 2.75%,
2/4/27 (5)	3,595	3,550
		3,550

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Other Telecommunications 1.1%
Front Range BidCo, FRN, 1M USD LIBOR + 3.00%, 2/20/27 (5)	3,680	3,589
		3,589
Services 1.5%
Allied Universal Holdco, FRN, 1M USD LIBOR + 4.25%,
7/10/26 (5)	1,625	1,606
Prime Security Services Borrower, FRN, 1M USD LIBOR +
3.25%, 4.912%, 9/23/26	3,330	3,234
		4,840
Total Bank Loans (Cost $46,812)		45,759

COMMON STOCKS 0.3%
Transportation 0.3%
Delta Air Lines	20	923
Total Common Stocks (Cost $946)		923

PREFERRED STOCKS 1.4%
Energy 0.9%
Crestwood Equity Partners, 9.25% (6)	328,000	2,732
		2,732

Financial Services 0.5%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27	88,000	1,758
		1,758

Total Preferred Stocks (Cost $4,492)		4,490

EQUITY MUTUAL FUNDS 3.0%
iShares iBoxx High Yield Corporate Bond ETF	55	4,732
SPDR Bloomberg Barclays High Yield Bond ETF	45	4,814
Total Equity Mutual Funds (Cost $9,801)		9,546

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Government Reserve Fund, 1.59% (7)(8)	20,462	20,462
Total Short-Term Investments (Cost $20,462)		20,462

Total Investments in Securities 102.7%
(Cost $332,871)		$332,025
Other Assets Less Liabilities (2.7)%		(8,622)
Net Assets 100.0%		$323,403

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $213,441 and represents 66.0% of net assets.
(2)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Perpetual security with no stated maturity date.
(7)	Affiliated Companies
(8)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ETF	Exchange-Traded Fund
FRN	Floating Rate Note

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$277	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$20,560	¤	¤	$20,462	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $277 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $20,462.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	—	250,845	—	250,845
Bank Loans	—	42,225	3,534	45,759
Common Stocks	923	—	—	923
Preferred Stocks	4,490	—	—	4,490
Equity Mutual Funds	9,546	—	—	9,546
Short-Term Investments	20,462	—	—	20,462
Total	$35,421	$ 293,070	$ 3,534	$ 332,025

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $(43,000) for the period ended February 29, 2020.

($000s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	6/1/19	Period	Purchases	2/29/20
Investment in
Securities
Bank Loans	$ –	$(43)	$3,577	$3,534